Shareholder Fees {- Fidelity Freedom® 2045 Fund}	May 29, 2021 USD ($)
03.31 Fidelity Freedom Funds Combo PRO - Class K6-08 | Fidelity Freedom® 2045 Fund
Shareholder Fees:
(fees paid directly from your investment)	none